Right-of-Use Assets and Lease Liabilities - Schedule of Finance Leases to Acquire Certain of Plant Machineries and Motor Vehicles (Details)	12 Months Ended
Dec. 31, 2024 HKD ($)
HK [Member] | A Motor vehicle [Member]
Schedule of Finance Leases to Acquire Certain of Plant Machineries and Motor Vehicles [Line Items]
Finance leases, Year starts	June 2019
Finance leases, Year ended	May 2024
Finance leases, Value	$ 485,000
RMB [Member] | 2 sets of machineries [Member]
Schedule of Finance Leases to Acquire Certain of Plant Machineries and Motor Vehicles [Line Items]
Finance leases, Year starts	July 2021
Finance leases, Year ended	June 2024
Finance leases, Value	$ 1,144,000
RMB [Member] | 1 set of machinery [Member]
Schedule of Finance Leases to Acquire Certain of Plant Machineries and Motor Vehicles [Line Items]
Finance leases, Year starts	November 2021
Finance leases, Year ended	October 2024
Finance leases, Value	$ 556,000